Accounts receivable (Ageing analysis of accounts receivable) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	¥ 29,425,851	¥ 25,559,681
Within 1 year [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	28,379,742	24,787,284
Between 1 to 2 years [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	833,358	576,564
Between 2 to 3 years [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	29,517	155,360
Over 3 years [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	¥ 183,234	¥ 40,473